Interest-Bearing Loans and Borrowings - Additional Information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions, kr in Millions									6 Months Ended
	Oct. 03, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	Mar. 23, 2025 $ / shares	Feb. 18, 2025 $ / shares	Mar. 23, 2024 $ / shares	May 09, 2023 USD ($) $ / shares	Apr. 18, 2023 USD ($)	Mar. 23, 2023 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 SEK (kr)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2025 SEK (kr)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of detailed interest bearing loans and borrowing [Line items]
Aggregate purchase price paid								$ 291,000
Outstanding amounts									$ 517,765			$ 523,049
Convertible notes									$ 336,364			333,145						$ 324,395
U.S. Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Repurchase and cancellations of convertible debt aggregate amount	$ 42,900
Aggregate amount of convertible debt in exchange for cash	$ 24,600
HH Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Conversion price in ordinary shares | $ / shares					$ 1.89
HH Notes | Ordinary Shares
Disclosure of detailed interest bearing loans and borrowing [Line items]
Lowest Potential Reset Price March 2024 Before Customary Anti Dilution Adjustments | $ / shares					1.89
American Depositary Shares | U.S. Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Lowest potential reset price March 2025 | $ / shares									$ 27.2
Conversion Price In Ordinary Shares Due To ADS Ratio Change | $ / shares				$ 36.2
Lowest potential reset price March 2025 | $ / shares			$ 27.2
Aggregate amount of convertible debt in exchange for ADSs | shares	898,134
American Depositary Shares | HH Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Lowest potential reset price March 2025 | $ / shares									$ 28.2
Conversion Price In Ordinary Shares Due To ADS Ratio Change | $ / shares					37.8
Lowest potential reset price March 2025 | $ / shares			$ 28.2
Hillhouse [member] | HH Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Convertible debt original discount rate						3.00%
Convertible notes						$ 35,000
Convertible Notes in Financing After Reflecting Original Issue of Discount						$ 34,000
Convertible Notes Premium Rate To The Last Reported Sale Price Of Company Ads						17.00%
Hillhouse [member] | Swedish Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Aggregate principal amount of convertible debt						$ 15,000
Hillhouse [member] | American Depositary Shares | HH Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Lowest potential reset price March 2025 | $ / shares						$ 2.52
9.25% Convertible Senior PIK Notes due 2028
Disclosure of detailed interest bearing loans and borrowing [Line items]
Convertible debt original discount rate								3.00%
Aggregate principal amount of convertible debt							$ 300,000	$ 300,000
Convertible debt interest rate							9.25%	9.25%
Convertible notes interest rate								9.25%
Convertible notes interest rate, payable description								payable semi-annually in arrears in cash or in payment-in-kind, at the Company’s option, on April 15 and October 15 of each year
Convertible notes interest rate, payable start date								Oct. 15, 2023
Convertible notes, maturity date								Sep. 14, 2028
Lowest potential reset price March 2025 | $ / shares								$ 2.41
Lowest potential reset price March 2024 | $ / shares					1.81
The Company May Require Conversion Of The Convertible Notes If The Last Reported Sale Price Of The Company ADSE Equals Or Exceeds 200%								200.00%
9.25% Convertible Senior PIK Notes due 2028 | U.S. Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Conversion price, terms of description			The conversion price of the U.S. Notes was reset again on March 23, 2025, to $27.20.
9.25% Convertible Senior PIK Notes due 2028 | U.S. Notes | Ordinary Shares
Disclosure of detailed interest bearing loans and borrowing [Line items]
Lowest potential reset price March 2024 ratio change from ordinary shares to ADS | $ / shares					$ 1.81
9.25% Convertible Senior PIK Notes due 2028 | Swedish Notes
Disclosure of detailed interest bearing loans and borrowing [Line items]
Lowest potential reset price March 2025 | $ / shares			$ 1.36
9.25% Convertible Senior PIK Notes due 2028 | Existing Shareholders, Nativus Company Limited, Verlinvest and Blackstone Funds
Disclosure of detailed interest bearing loans and borrowing [Line items]
Aggregate principal amount of convertible debt								$ 200,100
9.25% Convertible Senior PIK Notes due 2028 | Institutional Investors
Disclosure of detailed interest bearing loans and borrowing [Line items]
Aggregate principal amount of convertible debt								$ 99,900
C M B Credit Facility [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Utilized loan amount									$ 4,400		¥ 30.0	2,800		¥ 20.0
Nordic Bonds [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Bonds issued		$ 180,900													kr 1,700
Borrowings, maturity		four years							3 years
Outstanding amounts									$ 176,900	kr 1,719		187,100	kr 1,716
Interest rate cap for partial amount | kr										kr 850
Nordic Bonds [Member] | Currency risk SEK/USD [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Impact on loss before tax									$ 15,800
Percentage of increase decrease in foreign exchange rate									10.00%
Nordic Bonds [Member] | Interest Rate Risk One Hundred Basis Point [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Impact on loss before tax, increase									$ 400
Impact on loss before tax, decrease									$ 900
Nordic Bonds [Member] | STIBOR [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Borrowings, interest rate basis		3-month
Borrowings, interest rate		7.00%													7.00%
Nordic Bonds [Member] | CAP [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Borrowings, interest rate									1.95%	1.95%	1.95%
Nordic Bonds [Member] | Floating interest rate [member] | Interest Rate Risk One Hundred Basis Point [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Sensitivity analysis for interest rate risk reasonably possible decrease impact on loss before tax									100.00%	100.00%	100.00%
Sensitivity analysis for interest rate risk reasonably possible decrease impact on loss before tax									100.00%	100.00%	100.00%
Nordic Bonds [Member] | Top of Range
Disclosure of detailed interest bearing loans and borrowing [Line items]
Total net leverage ratio		2.75%
Nordic Bonds, Convertible Notes, and Utilized Amounts on CMB Credit Facility
Disclosure of detailed interest bearing loans and borrowing [Line items]
Outstanding amounts									$ 517,800			$ 523,000
Working Capital Credit Facility [Member] | C M B Credit Facility [Member]
Disclosure of detailed interest bearing loans and borrowing [Line items]
Outstanding amounts																$ 4,200	¥ 30.0
Super Senior Revolving Credit Facility
Disclosure of detailed interest bearing loans and borrowing [Line items]
Borrowings, maturity		two years and six months
Additional uncommitted option to extend maturity period		15 months
Initial margin percentage subject to leverage-based adjustments		4.00%													4.00%
Undrawn borrowing commitments									$ 74,400
Outstanding amounts		$ 79,800													kr 750
Super Senior Revolving Credit Facility | Top of Range
Disclosure of detailed interest bearing loans and borrowing [Line items]
Total net leverage ratio		3.50%